UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number:	811-04262

AMERICAN PENSION INVESTORS TRUST
(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia	24501
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: July 31, 2011

Item 1. Reports to Shareholders.

API EFFICIENT FRONTIER CAPITAL INCOME FUND

API EFFICIENT FRONTIER GROWTH FUND

API EFFICIENT FRONTIER INCOME FUND

API EFFICIENT FRONTIER MULTIPLE INDEX FUND

API EFFICIENT FRONTIER VALUE FUND

API MASTER ALLOCATION FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2011

CONTENTS

Letter to Shareholders	1-2

Financial Statements

Schedule of Investments
Capital Income Fund	3-5
Growth Fund	6-9
Income Fund	10-13
Multiple Index Fund	14-16
Value Fund	17-19
Master Allocation Fund	20-21

Statements of Assets and Liabilities	22

Statements of Operations	23

Statements of Changes in Net Assets	24-25

Financial Highlights
Capital Income Fund	26-28
Growth Fund	29-30
Income Fund	31-33
Multiple Index Fund	34-35
Value Fund	36-37
Master Allocation Fund	38-39

Notes to Financial Statements	40-49

Expense Examples	50

Other Information	53

Dear Fellow Shareholders,

First, we would like to welcome the many new shareholders who have joined us during the semi-annual period ended July 31, 2011.

The first half of 2011 is now complete and it certainly had its share of twists and turns. The first quarter was strong. In fact, the 5.4% increase in the S&P 500 was the largest first quarter gain since 1998. Diverging from the solidly established histor-ical norm, positive earnings surprises during the second quarter reporting season failed to generate their usual positive re-action relative to the broader markets. Stock prices were highly correlated amid cautious economic optimism in July before economic sentiment soured in August, at the time of this writing. Correlation, which measures the degree to which stocks move together, tends to rise as investors judge stocks as a group based on broad themes. With investors focused on housing stats, unemployment numbers, foreign banks, currencies and other macro factors in the heart of reporting season, strong earnings won little notice. Today’s market indicates that a considerable amount of fear has developed during the second quarter. Whether this fear is warranted will be determined by whether or not the two year old U.S. recovery has staying power.

It was natural to think the equity markets would experience a profit-taking setback in the second quarter. We already knew since the Fed’s last meeting in June that first-half GDP had been lowered, the “economic soft-patch” previously blamed largely on Japan had been acknowledged as a swamp, and Europe’s debt disaster had continued to spread through the PIIGS (Portugal, Ireland, Italy, Greece, Spain). We’ve also had a disastrous debt ceiling debate and a downgrade by Standard & Poor’s. So, yes, the state of the economic world has worsened since early summer.

The economy is now straddling a 50% chance that we could slide into a new recession. A greater-than-expected slowdown in the first half of 2011 poses risk for the world’s largest economy, which is the U.S. The Commerce Department figures show that gross domestic product climbed at a 1.3 % annual rate from April through June, after a 0.4% gain in the prior quarter that was less than earlier estimated.

OUTLOOK

The stock market theme that has been broadly emphasized for some time is one of relative value. At current prices, the S&P 500 trades at 12.4 times forward twelve-month estimates. Historically, the P/E multiple for the market is 15 times. Quite simply, U.S. stocks present a value-based investment opportunity vis-à-vis U.S. Treasuries and many other investment choices.

The strength in earnings and generally reassuring guidance have acted as primary sources of support for the equity market in the face of concerns about Europe’s debt crisis, the tsunami in Japan, and China’s efforts to slow its economy. A list of con-cerns could continue, but thus far, earnings from corporate America continue to suggest there is more bark in the media about these concerns than there is actual bite in them.

The positives of lower oil prices, improved manufacturing, increased business spending, strong exports and a consumer will-ing to spend during the holiday season may very well be enough to have this economy stabilize and return to growth.

We believe the stock market has the potential to produce positive returns over the next twelve months, although overall gains may be modest and interrupted by periodic reversals. Corporate cost-cutting programs have been responsible for most of the earnings growth that has occurred up until now. The bond markets have indicated through their strength that safety of principal and low returns on investment may actually make sense in these troubled times. Our Efficient Frontier Multiple

Index Fund, which has the ability to invest in both equity and debt instruments, is currently invested in short term fixed income Index Securities.

The markets tend to move well ahead of actual economic events. We are seeing slow signs of recovery in many sectors from financials to housing, and even the IPO market has been showing strength through 2011. We believe the efforts of governments and corporate managers will be vigilant not to repeat the events that created this dire episode of world economic history in the future. The lessons continue to reinforce our belief that our primary focus should be thoughtful re-covery. This historic “Great Recession” should certainly have taught us a lesson that we hopefully won’t forget in our life-time or the lifetimes of our children.

As always, we thank you for your support and welcome your comments.

David D. Basten
President
Chief Investment Officer
Portfolio Manager

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Funds before investing. The Funds’ prospectus contains this and other information about the Funds, and should be read carefully before investing. You may obtain a current copy of the Funds’ prospectus by calling 1-800-544-6060.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

API CAPITAL INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2011 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

	Shares	Value
Emerging Markets Debt — 3.7%
WisdomTree Emerging Markets Equity Income Fund	3,500	$845,154
WisdomTree Emerging Markets SmallCap Dividend Fund	3,500	185,325

		1,030,479

Europe Large Cap Stocks — 2.0%
ABB Ltd.	8,700	208,278
Total SA ADR	4,000	216,280
Veolia Environnement SA	5,500	123,145

		547,703

Global Large Cap Stocks — 8.1%
Cenovus Energy, Inc.	6,800	260,780
Diageo Plc ADR	3,000	243,720
EnCana Corp.	6,500	190,385
Eni S.p.A. ADR	5,000	216,400
Manulife Financial Corporation	14,000	222,460
Royal Bank of Canada	3,500	188,055
Sanofi-Aventis ADR	5,000	193,750
Suncor Energy, Inc.	5,000	191,100
Toronto-Dominion Bank	3,400	271,558
TransCanada Corp.	6,000	251,700

		2,229,908

Global Mid Cap Stocks — 0.8%
TransAlta Corp.	10,200	225,828

International Large Cap Stocks — 3.3%
Astrazeneca PLC ADR	4,000	194,040
Bank of Montreal	3,000	188,520
Bank of Nova Scotia	4,600	261,096
BCE, Inc.	7,000	267,190

		910,846

International Market Indexes — 0.7%
iShares MSCI Singapore Index	13,000	187,070

International Mid Cap Stocks — 1.5%
Axis Capital Holdings Ltd.	5,500	175,285
Canadian Imperial Bank of Commerce	3,000	228,720

		404,005

International Small Cap Stocks — 0.6%
Teekay Tankers Ltd.	20,000	163,800

Latin America Large Cap Stocks — 1.2%
Companhia Siderurgica Nacional ADR	8,800	93,456
Empresa Nacional de Electricidad SA ADR	4,300	230,695

		324,151

Latin America Mid Cap Stocks — 0.5%
Tele Norte Leste Participacoes SA ADR	10,800	150,984

	Shares	Value
Latin America Small Cap Stocks — 0.8%
Cresud, Inc. ADR	14,500	$220,255

Pacific/Asia Market Indexes — 0.8%
iShares MSCI Pacific Ex-Japan	4,500	210,960

Scandinavia Large Cap Stocks — 0.8%
Statoil ASA ADR	9,000	221,130

United Kingdom Large Cap Stocks — 0.8%
National Grid PLC ADR	4,500	221,355

United Kingdom Mid Cap Stocks — 1.0%
Ensco PLC	5,000	266,250

U.S. Corporate Bonds — 0.8%
Apollo Investment Corporation	23,000	220,340

U.S. Large Cap Stocks — 34.6%
3M Company	4,300	374,702
Altria Group, Inc.	8,500	223,550
A T & T, Inc.	7,600	222,376
Baxter International, Inc.	4,000	232,680
Blackrock, Inc.	2,000	356,920
Bristol-Myers Squibb Company	8,500	243,610
Caterpillar, Inc.	3,000	296,370
CIGNA Corporation	7,500	373,275
Coca Cola Co.	4,000	272,040
Colgate-Palmolive Co.	2,000	168,760
ConAgra Foods, Inc.	9,300	238,173
Deere & Co.	2,500	196,275
Eli Lilly & Co.	6,000	229,800
First Energy Corp.	5,900	263,435
Fortune Brands, Inc.	5,500	331,155
General Mills, Inc.	8,000	298,800
Honeywell International, Inc.	3,500	185,850
Illinois Tool Works, Inc.	3,000	149,400
Kimberly-Clark Corporation	3,500	228,760
Limited Brands, Inc.	6,000	227,160
Linear Technology Corp.	5,500	161,150
Lockheed Martin Corporation	3,100	234,763
McDonald’s Corp.	3,000	259,440
Mcgraw-Hill Companies, Inc.	5,500	228,800
Merck & Co., Inc.	7,000	238,910
Monsanto Co.	6,100	448,228
Norfolk Southern Corp.	9,200	696,440
Omnicom Group, Inc.	4,500	211,140
Paychex, Inc.	7,450	210,314
Proctor & Gamble Co.	3,000	184,470
Reynolds American, Inc.	6,500	228,800
Sysco Corporation	13,500	412,965
TJX Companies, Inc.	4,000	221,200
United Parcel Service, Inc.	2,000	138,440

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Tri Continental Corporation	24,000	$351,120
Waste Management, Inc.	5,000	157,450

		9,496,721

U.S. Market Indexes — 4.2%
iShares Dow Jones Transportation Average	10,200	952,578
iShares NYSE Composite Index	2,700	200,448

		1,153,026

U.S. Micro Cap Stocks — 0.5%
U.S. Global Investors, Inc.	19,000	142,500

U.S. Mid Cap Stocks — 20.8%
AGL Resources, Inc.	5,500	224,400
Avery Dennison Corp.	9,100	287,105
Cleco Corporation	12,000	416,640
Chevron Corp.	2,300	239,246
DTE Energy Co.	5,000	249,200
Eastman Chemical Co.	4,000	386,360
Erie Indemnity Co.	3,500	257,950
Leggett & Platt, Inc.	23,000	499,100
Legg Mason, Inc.	4,500	132,390
M & T Bank Corp.	2,500	215,600
Microchip Technology, Inc.	13,700	462,375
Pinnacle West Capital Corp.	9,500	402,325
Pitney Bowes, Inc.	8,000	172,400
ProLogis	6,249	222,651
Rayonier, Inc.	4,000	257,800
SCANA Corp.	5,000	195,950
SeaDrill Ltd.	9,000	312,840
Sealed Air Corp.	9,000	193,770
Sonoco Products Co.	6,600	211,530
Valley National Bancorp.	17,010	223,682
Windstream Corporation	13,000	158,730

		5,722,044

U.S. Small Cap Stocks — 10.4%
ALLETE, Inc.	5,500	221,375
Ares Capital Corp.	14,000	225,960
Black Hills Corp.	8,000	239,040
Cohen & Steers, Inc.	13,000	513,890
Extra Space Storage, Inc.	16,000	340,160
Home Properties, Inc.	4,000	262,080
IdaCorp., Inc.	5,500	215,655
Laclede Group, Inc.	11,000	409,750

	Shares	Value
National Health Investors, Inc.	5,000	$227,450
Omega Healthcare Investors, Inc.	10,000	196,400

		2,851,760

Total Investments — 97.9% (cost $23,792,160)		26,901,115
Other Assets in Excess of Liabilities — 2.1%		563,050

Net Assets — 100.0%		$27,464,165

Costfor federal income tax purposes $23,792,160.
Theaggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$3,757,202
Excess of tax cost over value	648,247

Net Appreciation	$3,108,955

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2011 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

	Shares	Value
Emerging Markets Growth — 1.0%
iShares MSCI — South Africa	6,000	$418,080

Emerging Markets Value — 2.0%
Guggenheim BRIC ETF	9,000	402,750
Vanguard Emerging Markets ETF	9,000	435,240

		837,990

Europe Large Cap Stocks — 2.8%
Nestle SA ADR	2,900	184,875
Roche Holding, Ltd. ADR	6,000	267,420
Siemens AG ADR	1,800	229,122
Syngenta AG ADS	3,000	190,830
Telefonica SA ADR	6,000	133,920
Tenaris SA ADR	3,900	172,380

		1,178,547

Europe Mid Cap Stocks — 0.8%
AerCap Holdings N.V.*	27,000	332,640

Global Large Cap Stocks — 2.2%
Accenture plc	3,600	212,904
SAP AG ADS	4,000	249,640
Talisman Energy, Inc.	11,000	200,750
Tyco Electronics Ltd.	7,000	241,010

		904,304

Global Mid Cap Stocks — 3.7%
Allied World Assurance Comapny Holdings Ltd.	6,000	326,700
Delhaize Group ADR	2,000	145,040
Lululemon Athletica, Inc.*	8,000	484,320
Markel Corp.*	1,000	400,420
Ritchie Bros. Auctioneers, Inc.	8,000	219,120

		1,575,600

International Large Cap Stocks — 3.1%
Agrium, Inc.	6,000	524,280
Brookfield Asset Management, Inc.	6,000	189,180
Infosys Technologies Ltd.	3,500	217,770
Valeant Pharmaceuticals International, Inc.	7,000	385,210

		1,316,440

International Small Cap Stocks — 0.9%
iShares FTSE Developed Small Cap (ex North America) Index Fund	10,000	383,700

Japan Small Cap Stocks — 0.6%
WisdomTree Japan SmallCap Dividend Fund	6,000	269,940

Latin America Large Cap Stocks — 5.0%
America Movil S.A.B. de C.V. ADR	11,000	283,800
BanColombia SA ADR	6,000	397,800
Banco Santander — Chile ADR	2,500	232,450

	Shares	Value
Enersis SA ADR	12,000	$261,480
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	231,584
Grupo Televisa SA ADR	9,500	210,805
Sociedad Quimica Minera de Chile ADR	4,000	257,280
Telefonos de Mexico S.A.B. de C.V. ADR	14,500	234,320

		2,109,519

Latin America Mid Cap Stocks — 1.7%
Embraer-Empresa Brasileira de Aeronautica SA ADR	9,500	280,440
Petrominerales Ltd.	13,378	427,160

		707,600

Pacific/Asia Large Cap Stocks — 4.6%
BHP Billiton Ltd. ADR	2,800	256,340
China Unicom Hong Kong Ltd. ADR	20,000	400,400
CNOOC, Ltd. ADR	1,200	266,772
Keppel Corp. Ltd.	14,000	255,080
POSCO ADR	3,000	329,400
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,672	428,546

		1,936,538

Pacific/Asia Market Indexes — 2.4%
Guggenheim China Small Cap Index ETF	8,000	217,280
iShares FTSE China 25 Index Fund	8,800	372,504
iShares MSCI — Taiwan	27,000	409,860

		999,644

Pacific/Asia Mid Cap Stocks — 1.7%
Mindray Medical International Ltd.	7,000	189,560
New Oriental Education & Technology Group, Inc.*	2,250	287,393
Sims Metal Management Limited ADR	13,000	237,770

		714,723

Scandinavia Large Cap Stocks — 0.6%
Novo Nordisk A/S ADR	2,000	244,040

Scandinavia Mid Cap Stocks — 0.6%
Autoliv, Inc.	3,500	231,560

United Kingdom Large Cap Stocks — 0.6%
GlaxoSmithKline PLC ADR	6,000	266,520

United Kingdom Small Cap Stocks — 0.4%
Icon Plc ADR*	8,000	178,640

U.S. Large Cap Stocks — 18.3%
Allergan, Inc.	4,000	325,240
Amazon.com, Inc.	1,400	311,528
Apple, Inc.*	1,200	468,576
CF Industries Holdings, Inc.	2,400	372,768

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
C. H. Robinson Worldwide, Inc.	2,500	$180,775
Cliffs Natural Resources, Inc.	5,500	494,010
Dell, Inc.*	10,300	167,272
Dover Corp.	6,000	362,820
eBay, Inc.*	7,000	229,250
FMC Technologies, Inc.*	6,000	273,600
Franklin Resources, Inc.	3,000	380,880
Gilead Sciences, Inc.*	10,000	423,600
Intel Corporation	8,400	187,572
Laboratory Corporation of America Holdings, Inc.*	2,500	226,900
Lowe’s Companies, Inc.	12,000	258,960
Macy’s, Inc.	14,000	404,180
Microsoft Corporation	5,600	153,440
Newfield Exploration Company*	4,000	269,680
Oracle Corp.	7,700	235,466
Precision Castparts Corp.	1,500	242,070
Praxair, Inc.	2,500	259,100
QUALCOMM, Inc.	3,500	191,730
Ross Stores, Inc.	2,500	189,425
Salesforce.com Inc.*	3,000	434,130
Thomson Reuters Corp.	9,900	340,857
Ventas, Inc.	6,000	324,780

		7,708,609

U.S. Market Indexes — 0.5%
iShares S&P India Nifty 50 Index Fund	7,500	212,925

U.S. Micro Cap Stocks — 2.7%
Actuate Corp.*	30,000	182,100
Ceradyne, Inc.*	4,000	129,640
Motorcar Parts of America, Inc.*	13,000	167,830
UFP Technologies, Inc.*	22,000	414,700
U.S. Ecology, Inc.	13,000	219,570

		1,113,840

U.S. Mid Cap Stocks — 28.0%
Alere, Inc.*	12,000	353,880
Amdocs Ltd.*	7,000	220,710
American Capital Ltd.*	24,000	232,080
Ansys, Inc.*	4,500	227,700
AptarGroup, Inc.	7,000	357,350
BE Aerospace, Inc.*	10,000	398,000
Bio-Rad Laboratories, Inc.*	2,500	272,500
Complete Production Services, Inc.*	12,000	466,560
Concur Technologies, Inc.*	5,000	227,200
Factset Research Systems, Inc.	2,000	184,180
Flowserve Corp.	2,400	238,512
FMC Corp.	3,000	262,710

	Shares	Value
Genesee & Wyoming, Inc.*	4,500	$247,680
GrafTech International Ltd.*	10,000	192,600
Hansen Natural Corp.*	6,000	459,720
Harris Corp.	6,600	263,142
Hubbell, Inc. Class B	2,800	166,516
IDEX Corporation	9,000	373,320
Jones Lang LaSalle, Inc.	3,700	314,944
Landstar Systems, Inc.	4,300	192,855
LKQ Corp.	14,500	356,265
Mednax Services, Inc.*	4,800	327,168
Micros Systems, Inc.*	9,000	440,730
Nalco Holding Co.	7,500	265,125
Panera Bread Co.*	3,500	403,585
Parametric Technology Group	16,000	332,640
Quality Systems, Inc.	3,000	274,080
Regal Beloit Corp.	4,500	272,835
RPC, Inc.*	9,500	224,390
SPX Corp.	5,000	376,200
Thomas & Betts Corp.*	3,700	180,486
Tractor Supply Company	8,200	540,544
Triumph Group, Inc.	10,000	538,400
Towers Watson & Co.	3,700	226,255
Verisk Analytics, Inc.*	12,000	399,600
Wabtec Corp.	5,000	322,600
Walter Energy, Inc.	2,000	245,140
Waste Connnections, Inc.	11,550	372,372

		11,750,574

U.S. Small Cap Stocks — 14.6%
Aircastle Ltd.	37,000	423,650
Biglari Holdings, Inc.*	500	184,085
BroadSoft, Inc.*	4,000	116,840
Cabela’s, Inc.*	16,000	437,760
Coinstar, Inc.*	4,000	195,440
Curtiss-Wright Corp.	9,000	287,640
GreatBatch, Inc.*	6,000	149,520
Hexcel Corp.*	16,000	383,040
ICU Medical, Inc.*	6,000	403,560
IMAX Corp.*	14,000	265,440
Interline Brands, Inc.*	14,500	242,585
Littlefuse, Inc.	5,000	255,450
Live Nation Entertainment, Inc.*	35,000	388,500
National Presto Industries, Inc.	1,400	142,436
NewMarket Corp.	1,500	246,030
OYO Geospace Corp.*	4,000	405,720
Parexel International Corp.*	16,000	328,480
ProAssurance Corporation*	2,900	201,985
Raven Industries, Inc.	5,500	290,565

API GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Shutterfly, Inc.*	3,000	$163,200
Teledyne Technologies, Inc.*	6,300	341,648
Toro Co.	4,900	263,767

		6,117,341

Total Investments — 98.8% (cost $28,250,707)		41,509,314
Other Assets in Excess of Liabilities — 1.2%		517,569

Net Assets — 100.0%		$42,026,883

Costfor federal income tax purposes $28,250,707.
Theaggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$13,898,305
Excess of tax cost over value	639,698

Net Appreciation	$13,258,607

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2011 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

	Principal/ Shares	Value
Emerging Markets Debt — 1.5%
AllianceBernstein Global High Income Fund, Inc.	28,000	$410,200
iShares JPMorgan USD Emerging Markets Bond	10,800	1,199,016
WisdomTree Emerging Markets Local Debt	9,400	510,608

		2,119,824

Global Corporate Bonds — 6.2%
Advent/Claymore Enhanced Growth & Income Fund	35,000	380,450
Calamos Global Dynamic Income Fund	58,000	486,620
Helios Multi-Sector High Income Fund	73,300	404,616
Helios Strategic Income Fund, Inc.	57,400	327,180
Highland Credit Strategies Fund	56,000	406,000
ING Clarion Global Real Estate Income Fund	62,000	497,860
Invesco Van Kampen Dynamic Credit Opportunities Fund	33,500	405,350
Managed High Yield Plus Fund, Inc.	498,000	1,125,480
MFS Multimarket Income Trust	51,000	344,250
Nuveen Multi-Strategy Income and Growth Fund 2	30,000	265,500
PIMCO Global StocksPLUS & Income Fund	39,000	829,140
PIMCO Strategic Global Government Fund, Inc.	45,100	486,178
Wells Fargo Advantage Multi-Sector Income Fund	64,300	970,287
Western Asset Global High Income Fund, Inc.	74,700	956,907
Western Asset Managed High Income Fund, Inc.	144,300	873,015

		8,758,833

Global Government Bonds — 0.8%
Western Asset Global Partners Income Fund, Inc.	89,400	1,144,320

Global Large Cap Stocks — 0.9%
Calamos Global Total Return Fund	32,000	486,400
Eaton Vance Tax-Advantaged Global Dividend Income Fund	34,000	490,960
Lazard Global Total Return and Income Fund, Inc.	22,300	340,967

		1,318,327

Global Market Indexes — 0.3%
Guggenheim Enhanced Equity Income Fund	49,000	443,450

Global Mid Cap Stocks — 0.4%
Macquarie Global Infrastucture Total Return Fund, Inc.	34,000	606,220

	Principal/ Shares	Value
Global Small Cap Stocks — 0.7%
Royce Value Trust, Inc.	69,200	$986,792

International Corporate Bonds — 0.3%
DWS Multi-Market Income Trust	47,000	471,880

International Government Bonds — 0.2%
iShares S&P/Citi International Treasury Bond Fund	2,900	314,534

International Large Cap Stocks — 0.2%
AGIC International & Premium Strategy Fund	24,000	312,000

International Market Indexes — 2.0%
WisdomTree International Real Estate	21,000	597,240
WisdomTree Total Dividend Fund	46,000	2,221,800

		2,819,040

International Small Cap Stocks — 1.4%
WidomTree SmallCap Dividend Fund	43,400	2,010,288

U.S. Corporate Bonds — 40.6%
Advent/Claymore Convertible Securities & Income Fund	33,600	604,464
Advent/Claymore Global Convertible Securities & Income Fund	36,000	290,880
AGIC Convertible & Income Fund	87,200	813,576
AGIC Convertible & Income Fund II	98,000	852,600
American Income Fund, Inc.	46,400	363,312
American Strategic Income Portfolio, Inc. II	65,000	579,150
American Strategic Income Portfolio, Inc. III	83,000	642,420
Bank of America Corp., 0.0%, due 4/8/2030	$600,000	574,860
Barclays Bank Plc, 0.0%, due 2/26/2030	$500,000	485,000
BlackRock Core Bond Trust	28,100	345,630
BlackRock Corporate High Yield Fund, Inc.	66,500	463,505
BlackRock Corporate High Yield Fund III, Inc.	150,000	1,054,500
BlackRock Corporate High Yield Fund VI, Inc.	91,500	1,034,865
BlackRock Debt Strategies Fund, Inc.	331,000	1,357,100
BlackRock Global Opportunities Equity Trust	51,200	887,808
BlackRock High Income Shares	155,200	329,024
BlackRock Kelso Capital Corporation	91,000	785,330
Calamos Convertible & High Income Fund	77,000	958,650
Calamos Strategic Total Return Fund	99,200	911,648
Chartwell Dividend & Income Fund, Inc.	221,000	866,320
Cohen & Steers Global Income Builder, Inc.	118,000	1,270,860
Credit Suisse Asset Management Income Fund, Inc.	135,000	488,700
Credit Suisse High Yield Bond Fund, Inc.	381,000	1,169,670
Dreyfus High Yield Strategies Fund	310,000	1,432,200

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Eaton Vance Limited Duration Income Fund	60,000	$970,200
First Trust Strategic High Income Fund II	199,500	1,011,465
Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	25,000	436,250
Flaherty & Crumrine/Claymore Total Return Fund, Inc.	20,000	357,800
Gabelli Equity Trust, Inc.	147,000	836,430
Global X SuperDividend ETF	71,500	1,718,545
Guggenheim Strategic Opportunities Fund	23,000	445,050
Helios Advantage Income Fund, Inc.	48,000	387,840
Helios High Income Fund, Inc.	41,900	339,390
Invesco High Yield Investments Fund, Inc.	86,000	516,860
Invesco Van Kampen High Income Trust II	30,000	474,300
iShares iBoxx $ High Yield Corporate Bond	48,200	4,388,610
iShares iBoxx $ Investment Grade Corporate Bond	4,500	505,890
John Hancock Investors Trust	28,000	583,520
John Hancock Patriot Premium Dividend Fund II	74,000	875,420
John Hancock Preferred Income Fund	12,000	240,240
John Hancock Preferred Income Fund III	14,000	231,560
MFS Intermediate High Income Fund	82,000	237,800
Morgan Stanley, 0.0%, due 2/26/2025	$500,000	526,250
Neuberger Berman High Yield Strategies Fund	58,651	778,299
NFJ Dividend, Interest & Premium Strategy Fund	42,000	750,960
Nuveen Diversified Dividend & Income Fund	70,000	764,400
Nuveen Multi-Strategy Income & Growth Fund	70,000	597,100
Nuveen Quality Preferred Income Fund	56,000	422,240
Nuveen Quality Preferred Income Fund 2	53,000	427,180
Pacholder High Yield Fund, Inc.	94,000	854,460
PIMCO Corporate Income Fund	54,400	909,024
PIMCO Corporate Opportunity Fund	28,500	551,190
PIMCO High Income Fund	80,000	1,016,000
PIMCO Income Opportunity Fund	11,000	292,600
PIMCO Income Strategy Fund	50,000	619,500
PIMCO Income Strategy Fund II	41,900	430,313
Pioneer Diversified High Income Trust	45,700	895,263
Pioneer High Income Trust	73,000	1,152,670
PowerShares Financial Preferred	73,000	1,281,150
PowerShares High Yield Corporate Bond	155,000	2,872,150
Putnam Master Intermediate Income Trust	109,000	607,130
Putnam Premier Income Trust	215,000	1,309,350
SPDR Barclays Capital High Yield Bond	134,500	5,413,625
Wells Fargo Advantage Income Opportunities Fund	78,000	758,160

	Principal/ Shares	Value
Western Asset High Income Opportunity Fund, Inc.	48,800	$297,192
Western Asset Premier Bond Fund	24,000	362,640

		57,008,088

U.S. Large Cap Stocks — 3.1%
BlackRock Dividend Achievers Trust	65,800	623,126
BlackRock Enhanced Capital and Income Fund	38,000	505,780
CenturyLink, Inc.	24,200	898,062
Gabelli Dividend & Income Trust	52,900	834,762
Guggenheim Enhanced Equity Strategy Fund	34,000	589,560
Guggenheim Multi-Asset Income Index ETF	43,000	898,700

		4,349,990

U.S. Market Indexes — 6.3%
iShares Dow Jones Select Dividend Index Fund	42,000	2,156,280
iShares High Dividend Equity Fund	44,500	2,268,165
Nuveen Diversified Commodity Fund	22,000	577,060
PowerShares High Yield Equity Dividend Achievers Fund	197,000	1,676,470
PowerShares Dynamic Utilities Portfolio	52,000	856,440
SPDR S&P Dividend ETF	24,000	1,252,080

		8,786,495

U.S. Micro Cap Stocks — 4.6%
Alaska Communications Systems Group, Inc.	49,900	360,777
Crexus Investment Corp.	88,600	931,186
Golub Capital BDC, Inc.	58,000	907,700
Horizon Technology Finance Corp.	26,000	398,320
Kohlberg Capital Corporation	52,300	372,899
MCG Capital Corp	46,900	261,233
Medley Capital Corp.	45,700	470,710
PennantPark Floating Rate Capital Ltd.	39,000	465,660
PennantPark Investment Corp.	88,700	941,994
Safeguard Scientifics, Inc.*	16,300	296,823
THL Credit, Inc.	22,700	284,658
TICC Capital Corp.	86,000	772,280

		6,464,240

U.S. Mid Cap Stocks — 1.8%
Ares Capital Corporation	90,000	1,452,600
Kinder Morgan Management LLP	3,053	187,027
Linn Energy, LLC	11,500	460,345
Windstream Corporation	34,000	415,140

		2,515,112

U.S. Municipal Bonds — 0.4%
Grand Prairie Texas Independent School District, 0.0%, due 8/15/2038	$1,000,000	163,410

API INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal/ Shares	Value
Market Vectors High-Yield Muni ETF	12,000	$348,600

		512,010

U.S. REIT’s — 16.9%
A G Mortgage Investment Trust, Inc.	70,000	1,351,700
American Capital Agency Corp.	45,800	1,278,736
Annaly Capital Management, Inc.	205,000	3,439,900
Anworth Mortgage Asset Corp.	219,000	1,517,670
ARMOUR Residential REIT, Inc.	103,000	745,720
Chimera Investment Corp.	608,000	1,872,640
Cypress Sharpridge Investments, Inc.	99,000	1,218,690
Dynex Capital, Inc.	77,000	700,700
Hatteras Financial Corp.	49,900	1,338,318
Invesco Mortgage Capital, Inc.	120,000	2,349,600
MFA Financial, Inc.	298,000	2,232,020
One Liberty Properties, Inc.	97,000	1,499,620
Plum Creek Timber Company, Inc.	24,000	917,280
Potlatch Corporation	28,000	930,160
Resource Capital Corp.	157,900	900,030
Starwood Property Trust, Inc.	27,000	523,800
Two Harbors Investment Corp.	90,700	888,860

		23,705,444

U.S. Small Cap Stocks — 7.8%
Compass Diversified Holdings	52,900	791,913
DiamondRock Hospitality Co.	30,000	306,600
Fifth Street Finance Corp.	114,100	1,200,332
Guggenheim S&P Global Dividend Opportunities Index ETF	136,000	2,048,160
Hercules Technology Growth Capital, Inc.	31,400	295,160
Och-Ziff Capital Management Group, LLC	36,200	447,432
Prospect Capital Corporation	178,000	1,655,400
Redwood Trust, Inc.	27,500	394,075
Solar Capital Ltd.	43,000	990,720
Solar Senior Capital Ltd.	62,100	1,110,348
World Wrestling Entertainment, Inc.	40,800	410,856
W. P. Carey & Co. LLC	23,400	897,156
Vanguard Natural Resources, LLC	14,000	427,420

		10,975,572

Total Investments — 96.4% (cost $133,477,687)		135,622,459
Other Assets in Excess of Liabilities — 3.6%		5,046,121

Net Assets — 100.0%		$140,668,580

	Principal/ Shares	Value
Costfor federal income tax purposes $133,477,687.
Theaggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$7,467,511
Excess of tax cost over value	5,322,739

Net Appreciation	$2,144,772

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2011 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

	Shares	Value
Emerging Markets Debt — 3.0%
Morgan Stanley Emerging Markets Domestic Debt Fund	11,000	$189,530
PowerShares Emerging Markets Sovereign Debt Portfolio	7,000	192,640
Western Asset Emerging Markets Debt Fund, Inc.	10,000	192,600

		574,770

Emerging Markets Growth — 8.1%
PowerShares DWA Emerging Markets Technical Leaders Portfolio	19,800	385,308
SPDR S&P Emerging Asia Pacific ETF	4,600	389,758
SPDR S&P Emerging Europe ETF	7,000	360,080
SPDR S&P Emerging Markets Small Cap ETF	8,000	433,440

		1,568,586

Europe Market Indexes — 5.0%
iShares MSCI EAFE Growth Index Fund	6,000	372,420
iShares MSCI Switzerland Index Fund	15,500	407,960
iShares S&P Europe 350 Index Fund	4,500	180,405

		960,785

Europe Small Cap Stocks — 0.9%
WisdomTree Europe SmallCap Dividend	4,500	184,410

Global Large Cap Stocks — 3.0%
iShares S&P Global Consumer Staples Index Fund	3,000	197,430
iShares S&P Global Energy Sector Index Fund	4,500	187,425
WisdomTree Global Ex-US Growth Fund	3,500	198,100

		582,955

Global Market Indexes — 2.7%
iShares S&P North American Technology-Multimedia Networking Index	10,900	316,863
PowerShares DB Commodity Index Tracking Fund	7,000	211,960

		528,823

Global Small Cap Stocks — 1.0%
iShares S&P Global Healthcare Sector Index Fund	3,300	187,836

International Large Cap Stocks — 4.9%
BLDRS Developed Markets 100 ADR Index	9,000	196,200
Revenue Shares ADR Fund	8,800	336,248
Vanguard Total International Stock Index ETF	8,100	408,888

		941,336

International Market Indexes — 8.1%
SPDR S&P BRIC 40 ETF	13,600	371,144
SPDR S&P International Dividend ETF	7,000	389,953
Vanguard MSCI Europe Pacific ETF	11,000	408,870

	Shares	Value
WisdomTree India Earnings Fund	17,000	$396,780

		1,566,747

International Mid Cap Stocks — 1.8%
WisdomTree International MidCap Dividend	6,600	345,642

International Small Cap Stocks — 1.7%
WisdomTree International SmallCap Dividend Fund	6,600	338,448

Latin America Market Indexes — 1.9%
Market Vectors Brazil Small-Cap ETF	6,800	361,216

Pacific/Asia Market Indexes — 3.9%
iShares FTSE China 25 Index Fund	8,500	359,805
iShares MSCI Singapore Index Fund	28,000	402,920

		762,725

Pacific/Asia Mid Cap Stocks — 1.9%
iShares MSCI Australia Index Fund	15,000	378,150

Scandinavia Large Cap Stocks — 1.9%
iShares MSCI Sweden Index Fund	12,000	360,120

United Kingdom Market Indexes — 2.0%
iShares MSCI United Kingdom Index Fund	22,000	390,280

U.S. Large Cap Stocks — 8.0%
Broadband HOLDRSs	13,000	185,081
iShares Morningstar Large Core Index Fund	5,500	396,000
iShares PHLX SOX Semiconductor Segment	3,300	173,150
RevenueShares Large Cap Fund	16,000	385,120
Schwab U.S. Large-Cap Growth ETF	13,000	408,070

		1,547,421

U.S. Market Indexes — 5.9%
iShares Russell 2000 Index	5,100	406,215
Vanguard Dividend Appreciation ETF	7,000	378,350
Wilshire Micro-Cap ETF	20,000	367,400

		1,151,965

U.S. Mid Cap Stocks — 5.8%
RevenueShares Mid Cap Fund	13,000	392,210
SPDR Technology Select Sector	13,100	338,111
Vanguard Extended Market Index ETF	7,000	395,990

		1,126,311

U.S. Small Cap Stocks — 3.9%
iShares S&P SmallCap 600 Index	5,500	390,665
RevenueShares Small Cap Fund	11,000	365,310

		755,975

Total Investments — 75.4% (cost $13,788,584)		14,614,501
Other Assets in Excess of Liabilities — 24.6%		4,778,075

Net Assets — 100.0%		$19,392,576

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS, Continued

Costfor federal income tax purposes $13,788,584. Theaggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$1,080,287
Excess of tax cost over value	254,370

Net Appreciation	$825,917

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2011 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

	Shares	Value
Emerging Markets Growth — 3.1%
SPDR S&P Emerging Asia Pacific ETF	5,000	$423,650
SPDR S&P Emerging Markets ETF	6,000	437,520

		861,170

Emerging Markets Value — 1.6%
Guggenheim BRIC ETF	10,000	447,500

Europe Large Cap Stocks — 1.0%
Novartis AG ADR	4,500	275,400

International Large Cap Stocks — 1.6%
Rio Tinto PLC ADR	3,200	227,136
Syngenta AG ADS	3,500	222,635

		449,771

Latin America Large Cap Stocks — 4.1%
Banco Bradesco SA ADR	10,648	204,761
Companhia Sideurgica Nacional ADR	15,000	159,300
Gerdau SA ADR	25,000	228,000
Itau Unibanco Banco Multiplo SA ADR	15,000	305,550
Vale SA ADR	7,800	253,032

		1,150,643

Latin America Mid Cap Stocks — 1.2%
Companhia Energetica de Minas Gerais ADR	9,075	175,148
Companhia Paranaense de Energia ADR	7,000	169,190

		344,338

Pacific/Asia Large Cap Stocks — 0.5%
LG Display Co. Ltd. ADR	12,000	154,080

Pacific/Asia Small Cap Stocks — 1.5%
China Gerui Advanced Materials Group Ltd.*	62,000	251,720
Harbin Electric, Inc.*	10,000	164,300

		416,020

United Kingdom Large Cap Stocks — 1.1%
Willis Group Holdings PLC	7,500	307,050

U.S. Large Cap Stocks — 32.9%
Abbott Laboratories	3,000	153,960
Amgen, Inc.*	5,000	273,500
Applied Materials, Inc.	23,500	289,520
Baker Hughes, Inc.	3,500	270,830
Boeing Company	4,500	317,115
Chevron Corp.	4,000	416,080
Chubb Corporation	6,500	406,120
Citigroup, Inc.*	4,400	168,696
ConocoPhillips	3,500	251,965
CSX Corp.	9,000	221,130
Dover Corp.	4,000	241,880
du Pont (E.I.) de Nemours & Co.	3,000	154,260
Eaton Corporation	5,200	249,340

	Shares	Value
eBay, Inc.*	8,000	$262,000
Infosys Technologies Ltd. ADR	3,500	217,770
International Business Machines, Inc.	1,000	181,850
Intuit, Inc.*	6,500	303,550
Invesco Holding Co. Ltd.	19,000	421,420
Johnson & Johnson	4,000	259,160
JPMorgan Chase & Co.	5,500	222,475
Lowe’s Companies, Inc.	8,700	187,746
National Oilwell Varco, Inc.	4,000	322,280
Noble Energy, Inc.	1,800	179,424
Omnicom Group, Inc.	4,000	187,680
Precision Castparts Corp.	2,000	322,760
Rockwell Collins, Inc.	7,500	413,175
Schlumberger Ltd.	4,000	361,480
Spectra Energy Corp.	5,900	159,418
Staples, Inc.	11,000	176,660
Sysco Corp.	9,400	287,546
Travelers Companies, Inc.	4,000	220,520
United Technologies Corp.	4,500	372,780
Valero Energy Corp.	10,000	251,200
Walgreen Co.	7,500	292,800
Wal-Mart Stores, Inc.	4,500	237,195

		9,255,285

U.S. Micro Cap Stocks — 10.5%
Calamos Asset Management, Inc.	30,000	408,600
Epoch Holding Corp.	24,000	465,600
Foot Locker, Inc.	12,500	271,625
Houston American Energy Corp.	21,500	353,890
Measurement Specialties, Inc.*	15,000	489,900
Miller Industries, Inc.	11,400	186,732
NBT Bancorp, Inc.	12,000	264,480
PolyOne Corp.	20,000	310,000
Winmark Corporation	4,600	207,966

		2,958,793

U.S. Mid Cap Stocks — 21.1%
Acme Packet, Inc.*	3,500	206,220
Albemarle Corp.	5,000	332,900
Ball Corp.	10,600	411,280
Brown & Brown, Inc.	9,500	207,195
Bunge Ltd.	2,300	158,263
Cabot Corp.	4,000	156,400
Dr. Pepper Snapple Group, Inc.	5,500	207,680
Eaton Vance Corp.	12,000	321,840
Fidelity National Financial, Inc.	16,000	260,800
Flowserve Corporation	1,800	178,884
FMC Corp.	2,000	175,140
Goodrich Corp.	3,000	285,420

API VALUE FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Value
Greif, Inc.	3,000	$183,150
International Paper Co.	8,300	246,510
Kinetic Concepts, Inc.*	3,500	234,290
Kirby Corp.*	4,000	233,280
Lam Research Corporation*	5,000	204,400
M & T Bank Corp.	2,059	177,568
Packaging Corp. of America	6,500	173,355
Principal Financial Group, Inc.	6,000	165,780
Reinsurance Group of America, Inc.	4,500	261,945
R. R. Donnelley & Sons Company	9,000	169,290
Sigma-Aldrich Corp.	4,500	301,950
Silgan Holdings, Inc.	11,000	426,580
Vishay Intertechnology, Inc.*	19,000	261,630

		5,941,750

U.S. Small Cap Stocks — 17.7%
A. O. Smith Corp.	4,500	186,615
Astec Industries, Inc.*	8,000	300,160
Centene Corporation*	8,000	262,480
Cytec Industries, Inc.	7,000	392,000
Diamond Hill Investment Group, Inc.	6,000	466,020
EarthLink, Inc.	22,000	176,880
Fair Isacc Corp.	17,000	505,750
Gardner Denver, Inc.	4,000	341,160
Graco, Inc.	10,500	461,265
Heico Corp.	5,000	261,300
James River Coal Company*	8,500	161,160
Koppers Holdings, Inc.	6,000	222,120
National Financial Partners Corp.*	15,500	175,615
National Presto Industries, Inc.	1,400	142,436
OM Group, Inc.*	6,000	217,680
Par Pharmaceutical Companies, Inc.*	10,000	323,900
ProAssurance Corp.*	3,000	208,950
Symetra Financial Corporation	13,800	173,328

		4,978,819

Total Investments — 97.9% (cost $20,685,586)		27,540,619
Other Assets in Excess of Liabilities — 2.1%		592,237

Net Assets — 100.0%		$28,132,856

Costfor federal income tax purposes $20,685,586. Theaggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$7,550,765
Excess of tax cost over value	695,732

Net Appreciation	$6,855,033

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2011 (as a percentage of total investments).

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

July 31, 2011

(Unaudited)

	Shares	Value
Growth Funds — 33.1%
API Efficient Frontier Growth Fund*	1,135,176	$11,351,763

Income Funds — 33.3%
API Efficient Frontier Capital Income Fund	310,561	11,413,135

Value Funds — 32.7%
API Efficient Frontier Value Fund*	859,720	11,219,341

Total Investments — 99.1% (cost $26,449,263)		33,984,239
Other Assets in Excess of Liabilities — 0.9%		291,406

Net Assets — 100.0%		$34,275,645

Costfor federal income tax purposes $26,486,326.
Theaggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	$7,655,683
Excess of tax cost over value	157,770

Net Appreciation	$7,497,913

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2011

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Assets
Investments in unaffiliated issuers at value (indentified cost of $23,792,160, $28,250,707, $133,477,687, $13,788,584, and $20,685,586, respectively)	$26,901,115	$41,509,314	$135,622,459	$14,614,501	$27,540,619
Investments in affiliated issuers at value (indentified cost of $26,449,263)						$33,984,239
Cash	583,653	596,735	4,615,645	310,364	659,509	93,506
Dividends and interest receivable	44,015	20,084	163,164		13,121
Receivable for securities sold				4,539,706
Receivable for shareholder purchases	23,158	15,685	1,627,734	18,427	18,427	278,960
Other assets	3,589	3,903	7,711	1,348	4,139	3,865

Total assets	27,555,530	42,145,721	142,036,713	19,484,346	28,235,815	34,360,570

Liabilities
Payable for shareholder redemptions	44,120	20,641	1,120,211	40,431	42,928	24,707
Accrued distribution fees	8,821	23,525	99,486	13,547	11,168	24,152
Accrued advisory fees	14,345	36,817	48,212	11,792	22,210	8,811
Accrued accounting service fees	3,592	3,300	4,521	3,101	3,179
Other accrued expenses	20,487	34,555	95,703	22,899	23,474	27,255

Total liabilities	91,365	118,838	1,368,133	91,770	102,959	84,925

Net assets	$27,464,165	$42,026,883	$140,668,580	$19,392,576	$28,132,856	$34,275,645

Shares of beneficial interest (unlimited number of no par value shares authorized) (Note 6)
Class A: Shares outstanding	422,153	1,523,584	5,242,922	299,731	1,079,474	428,555

Net asset value per share	$36.75	$10.00	$11.45	$12.47	$13.05	$27.48

Maximum offering price per share	$38.99	$10.61	$12.15	$13.23	$13.85	$29.16

Class C: Shares outstanding	231,168	2,912,120	6,432,214	1,335,216	1,152,406

Net asset value per share	$35.39	$9.20	$11.10	$11.73	$12.19

Class D: Shares outstanding	104,157

Net asset value per share	$36.21

Institutional Class: Shares outstanding			785,970

Net asset value per share			$11.75

Class L: Shares outstanding						828,515

Net asset value per share						$27.16

Net assets consist of
Paid-in capital	$25,777,536	$40,983,555	$138,614,433	$22,315,263	$30,250,486	$26,920,982
Undistributed net investment income (loss)	188,075	(219,046)	339,385	(86,594)	(56,826)	(143,250)
Accumulated net realized gain (loss) from security transactions	(1,610,401)	(11,996,233)	(430,010)	(3,662,010)	(8,915,837)	(37,063)
Unrealized appreciation on investments	3,108,955	13,258,607	2,144,772	825,917	6,855,033	7,534,976

Net assets applicable to outstanding shares of beneficial interest	$27,464,165	$42,026,883	$140,668,580	$19,392,576	$28,132,856	$34,275,645

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2011

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Investment Income
Dividends from unaffiliated issures	$552,853	$265,966	$4,855,314	$174,193	$245,399
Dividends from affiliated issures						$114,679
Interest	50	30	152,680	28	52	7

Total income	552,903	265,996	5,007,994	174,221	245,451	114,686

Expenses
Investment advisory fees	81,094	211,605	230,880	71,630	128,279	48,023
Distribution fees
Class C	42,536	139,039	294,543	83,465	67,545
Class D	10,036
Class A			184,228			27,443
Class L						105,276
Accounting service fees	21,187	19,472	25,593	18,379	18,781
Transfer agent fees	38,432	47,357	79,647	37,688	33,919	29,753
Custodial fees	2,291	2,447	9,706	2,575	2,249	1,837
Professional fees	8,844	14,204	48,558	7,198	9,790	10,760
Registration fees	22,322	17,499	56,793	18,985	19,162	16,880
Trustee fees	3,078	6,158	10,569	3,459	3,848	3,102
Insurance	3,736	6,954	20,906	4,165	4,315	3,223
Shareholder reports	2,876	5,703	15,585	3,223	3,323	2,976
Miscellaneous	12,198	14,604	30,286	10,048	11,066	8,663

Total operating expenses	248,630	485,042	1,007,294	260,815	302,277	257,936

Net investment income (loss)	304,273	(219,046)	4,000,700	(86,594)	(56,826)	(143,250)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions in unaffiliated issures	381,354	1,019,381	(16,457)	2,081,295	616,362
Change in unrealized appreciation on investments in unaffiliated issures	(631,945)	(309,191)	(6,389,786)	(1,936,755)	(527,234)
Change in unrealized appreciation on investments in affiliated issures						(634)

Net realized and unrealized gain (loss) on investments	(250,591)	710,190	(6,406,243)	144,540	89,128	(634)

Net increase (decrease) in net assets resulting from operations	$53,682	$491,144	$(2,405,543)	$57,946	$32,302	$(143,884)

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended July 31, 2011

(Unaudited)

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$304,273	$(219,046)	$4,000,700	$(86,594)	$(56,826)	$(143,250)
Net realized gain (loss) from security transactions	381,354	1,019,381	(16,457)	2,081,295	616,362
Net change in unrealized appreciation on investments	(631,945)	(309,191)	(6,389,786)	(1,936,755)	(527,234)	(634)

Increase (decrease) in net assets resulting from operations	53,682	491,144	(2,405,543)	57,946	32,302	(143,884)

Distributions
From net investment income:
Class A	(158,149)		(1,636,808)
Class C	(59,621)		(1,956,117)
Class D	(35,230)
Institutional Class			(279,075)

	(253,000)		(3,872,000)

Change in net assets from fund share transactions:
Class A	4,039,521	2,091,000	26,516,491	69,899	2,133,310	2,414,578
Class C	(301,038)	(1,877,969)	27,653,986	(1,578,408)	(1,141,406)
Class D	(261,132)
Institutional Class			3,890,441
Class L						3,890,182

Increase (decrease) in net assets resulting from capital share transactions	3,477,351	213,031	58,060,918	(1,508,509)	991,904	6,304,760

Total increase (decrease) in net assets	3,278,033	704,175	51,783,375	(1,450,563)	1,024,206	6,160,876
Net assets
Beginning of the period	24,186,132	41,322,708	88,885,205	20,843,139	27,108,650	28,114,769

End of period	$27,464,165	$42,026,883	$140,668,580	$19,392,576	$28,132,856	$34,275,645

Undistributed net investment income	$188,075	—	$339,385	—	—	—

The accompanying notes are an integral part of these financial statements.

API TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended January 31, 2011

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Operations
Net investment income (loss)	$256,266	$(447,755)	$5,121,861	$(144,995)	$(94,404)	$(292,580)
Net realized gain (loss) from security transactions	3,654,419	5,216,755	567,760	2,048,827	3,033,338	(24,876)
Net change in unrealized appreciation on investments	153,134	5,032,439	2,856,928	1,563,877	2,457,023	4,970,392

Increase in net assets resulting from operations	4,063,819	9,801,439	8,546,549	3,467,709	5,395,957	4,652,936

Distributions
From net investment income:
Class A	(133,791)		(1,971,973)	(22,470)
Class C	(34,180)		(2,957,126)	(1,868)
Class D	(32,029)
Institutional Class			(162,901)

	(200,000)		(5,092,000)	(24,338)

Change in net assets from fund share transactions:
Class A	2,874,581	321,388	21,613,896	(149,888)	1,933,104	5,169,745
Class C	(581,166)	(3,774,902)	14,831,619	(2,761,462)	(2,027,357)
Class D	(490,208)
Institutional Class			5,687,802
Class L						1,683,370

Increase (decrease) in net assets resulting from capital share transactions	1,803,207	(3,453,514)	42,133,317	(2,911,350)	(94,253)	6,853,115

Total increase in net assets	5,667,026	6,347,925	45,587,866	532,021	5,301,704	11,506,051
Net assets
Beginning of the year	18,519,106	34,974,783	43,297,339	20,311,118	21,806,946	16,608,718

End of year	$24,186,132	$41,322,708	$88,885,205	$20,843,139	$27,108,650	$28,114,769

Undistributed net investment income	$136,802	—	$210,685	—	—	—

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
				2009 (3)	2008 (3)	2007 (3)	2006 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$36.89	$30.60	$26.19	$43.34	$47.76	$37.36	$37.06

Income from investment operations
Net investment income (1)(4)	0.50	0.60	0.24	0.68	0.94	1.04	0.56
Net realized and unrealized gain (loss) on investments	(0.24)	6.14	4.39	(15.29)	(1.36)	10.88	2.98

Total income (loss) from investment operations	0.26	6.74	4.63	(14.61)	(0.42)	11.92	3.54

Distributions
From net investment income	(0.40)	(0.45)	(0.22)	(0.49)	(1.22)	(0.42)
From net realized gain on security transactions				(2.05)	(2.78)	(1.10)	(3.24)

Total distributions	(0.40)	(0.45)	(0.22)	(2.54)	(4.00)	(1.52)	(3.24)

Net asset value, end of year/period	$36.75	$36.89	$30.60	$26.19	$43.34	$47.76	$37.36

Total return (5)	0.68%	22.03%	17.63%	(32.93)%	(0.93)%	32.42%	9.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,513	$11,636	$7,114	$3,745	$3,491	$3,343	$2,414
Ratio of expenses to average net assets (6)(7)	1.45%	1.64%	1.93%	1.90%	1.44%	1.43%	1.56%
Ratio of net investment income to average net assets (6)(7)	2.64%	1.77%	1.22%	2.33%	2.09%	2.63%	1.45%
Portfolio turnover rate (5)	26%	66%	27%	129%	69%	56%	100%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
				2009 (3)	2008 (3)	2007 (3)	2006 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$35.56	$29.56	$25.34	$42.10	$46.66	$36.70	$36.82

Income from investment operations
Net investment income (1)(4)	0.30	0.25	0.04	0.37	0.48	0.62	0.16
Net realized and unrealized gain (loss) on investments	(0.22)	5.89	4.23	(14.77)	(1.32)	10.66	2.96

Total income (loss) from investment operations	0.08	6.14	4.27	(14.40)	(0.84)	11.28	3.12

Distributions
From net investment income	(0.25)	(0.14)	(0.05)	(0.31)	(0.94)	(0.22)
From net realized gain on security transactions				(2.05)	(2.78)	(1.10)	(3.24)

Total distributions	(0.25)	(0.14)	(0.05)	(2.36)	(3.72)	(1.32)	(3.24)

Net asset value, end of year/period	$35.39	$35.56	$29.56	$25.34	$42.10	$46.66	$36.70

Total return (5)	0.21%	20.79%	16.85%	(33.47)%	(1.90)%	31.12%	8.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,181	$8,510	$7,610	$8,651	$15,797	$18,390	$11,585
Ratio of expenses to average net assets (6)(7)	2.45%	2.64%	2.93%	2.90%	2.44%	2.43%	2.56%
Ratio of net investment income to average net assets (6)(7)	1.64%	0.77%	0.22%	1.33%	1.09%	1.63%	0.45%
Portfolio turnover rate (5)	26%	66%	27%	129%	69%	56%	100%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class D Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
				2009 (3)	2008 (3)	2007 (3)	2006 (3)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$36.36	$30.19	$25.85	$42.82	$47.32	$37.10	$37.02

Income from investment operations
Net investment income (1)(4)	0.40	0.42	0.14	0.52	0.70	0.96	0.36
Net realized and unrealized gain (loss) on investments	(0.22)	6.04	4.33	(15.05)	(1.34)	10.66	2.96

Total income (loss) from investment operations	0.18	6.46	4.47	(14.53)	(0.64)	11.62	3.32

Distributions
From net investment income	(0.33)	(0.29)	(0.13)	(0.39)	(1.08)	(0.30)
From net realized gain on security transactions				(2.05)	(2.78)	(1.10)	(3.24)

Total distributions	(0.33)	(0.29)	(0.13)	(2.44)	(3.86)	(1.40)	(3.24)

Net asset value, end of year/period	$36.21	$36.36	$30.19	$25.85	$42.82	$47.32	$37.10

Total return (5)	0.46%	21.39%	17.27%	(33.18)%	(1.43)%	31.78%	9.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,771	$4,040	$3,795	$3,551	$8,015	$9,668	$9,117
Ratio of expenses to average net assets (6)(7)	1.95%	2.14%	2.43%	2.40%	1.94%	1.93%	2.06%
Ratio of net investment income to average net assets (6)(7)	2.14%	1.27%	0.72%	1.83%	1.59%	2.13%	0.95%
Portfolio turnover rate (5)	26%	66%	27%	129%	69%	56%	100%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Per share information adjusted to reflect 1:2 share adjustment effective February 23, 2009.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
				2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.85	$7.55	$6.36	$13.93	$14.12	$13.10	$11.38

Income from investment operations
Net investment income (loss) (1)(3)	(0.02)	(0.04)	(0.01)	0.06	0.04	0.08	(0.09)
Net realized and unrealized gain (loss) on investments	0.17	2.34	1.20	(6.06)	0.20	2.92	1.81

Total income from investment (loss) operations	0.15	2.30	1.19	(6.00)	0.24	3.00	1.72

Distributions
From net investment income					(0.13)
From net realized gain on security transactions				(1.57)	(0.30)	(1.98)

Total distributions				(1.57)	(0.43)	(1.98)

Net asset value, end of year/period	$10.00	$9.85	$7.55	$6.36	$13.93	$14.12	$13.10

Total return (4)	1.52%	30.46%	18.71%	(41.06)%	1.62%	24.73%	15.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,235	$12,975	$9,706	$4,221	$5,016	$5,421	$4,262
Ratio of expenses to average net assets (5)(6)	1.64%	1.68%	1.88%	1.94%	1.56%	1.59%	1.58%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.38)%	(0.48)%	(0.28)%	0.80%	0.26%	0.66%	(0.68)%
Portfolio turnover rate (4)	12%	35%	25%	99%	72%	81%	143%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
				2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.11	$7.05	$5.98	$13.40	$13.65	$12.85	$11.27

Income from investment operations
Net investment loss (1)(3)	(0.06)	(0.12)	(0.06)	(0.01)	(0.10)	(.04)	(0.21)
Net realized and unrealized gain (loss) on investments	0.15	2.18	1.13	(5.84)	0.19	2.82	1.79

Total income (loss) from investment operations	0.09	2.06	1.07	(5.85)	0.09	2.78	1.58

Distributions
From net investment income					(0.04)
From net realized gain on security transactions				(1.57)	(0.30)	(1.98)

Total distributions				(1.57)	(0.34)	(1.98)

Net asset value, end of year/period	$9.20	$9.11	$7.05	$5.98	$13.40	$13.65	$12.85

Total return (4)	0.99%	29.22%	17.89%	(41.62)%	0.63%	23.43%	14.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,791	$28,348	$25,269	$25,772	$56,436	$62,124	$52,082
Ratio of expenses to average net assets (5)(6)	2.64%	2.68%	2.88%	2.94%	2.56%	2.59%	2.58%
Ratio of net investment loss to average net assets (5)(6)	(1.38)%	(1.48)%	(1.28)%	(0.20)%	(0.74)%	(0.34)%	(1.68)%
Portfolio turnover rate (4)	12%	35%	25%	99%	72%	81%	143%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
				2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.90	$11.24	$9.20	$10.27	$10.31	$10.13	$10.53

Income from investment operations
Net investment income (1)(3)	0.42	0.94	0.69	0.66	0.31	0.32	0.43
Net realized and unrealized gain (loss) on investments	(0.48)	0.62	2.00	(1.11)	(0.06)	0.17	(0.46)

Total income (loss) from investment operations	(0.06)	1.56	2.69	(0.45)	0.25	0.49	(0.03)

Distributions
From net investment income	(0.39)	(0.90)	(0.65)	(0.62)	(0.29)	(0.31)	(0.37)

Total distributions	(0.39)	(0.90)	(0.65)	(0.62)	(0.29)	(0.31)	(0.37)

Net asset value, end of year/period	$11.45	$11.90	$11.24	$9.20	$10.27	$10.31	$10.13

Total return (4)	(0.62)%	14.35%	30.00%	(3.25)%	2.48%	4.84%	(0.24)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,046	$36,202	$13,255	$1,276	$912	$720	$504
Ratio of expenses to average net assets (5)(6)	1.66%	1.71%	1.20%	1.88%	1.70%	1.72%	1.71%
Ratio of net investment income to average net assets (5)(6)	6.99%	8.00%	9.47%	7.76%	3.04%	3.30%	3.54%
Portfolio turnover rate (4)	16%	42%	33%	92%	98%	30%	38%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
				2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.54	$10.92	$8.96	$10.02	$10.10	$9.98	$10.43

Income from investment operations
Net investment income (1)(3)	0.39	0.88	0.59	0.55	0.20	0.23	0.29
Net realized and unrealized gain (loss) on investments	(0.45)	0.60	1.96	(1.07)	(0.05)	0.14	(0.43)

Total income (loss) from investment operations	(0.06)	1.48	2.55	(0.52)	0.15	0.37	(0.14)

Distributions
From net investment income	(0.38)	(0.86)	(0.59)	(0.54)	(0.23)	(0.25)	(0.31)

Total distributions	(0.38)	(0.86)	(0.59)	(0.54)	(0.23)	(0.25)	(0.31)

Net asset value, end of year/period	$11.10	$11.54	$10.92	$8.96	$10.02	$10.10	$9.98

Total return (4)	(0.66)%	14.05%	29.06%	(4.12)%	1.52%	3.71%	(1.36)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,386	$46,927	$30,042	$19,411	$11,984	$12,066	$10,901
Ratio of expenses to average net assets (5)(6)	1.91%	1.96%	2.20%	2.88%	2.70%	2.72%	2.71%
Ratio of net investment income to average net assets (5)(6)	6.74%	7.80%	8.47%	6.76%	2.04%	2.30%	2.54%
Portfolio turnover rate (4)	16%	42%	33%	92%	98%	30%	38%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Period Ended January 31, 2011(2)

For a share outstanding throughout each period
Net asset value, beginning of period	$12.19	$12.00

Income from investment operations
Net investment income (1)(3)	0.47	0.88
Net realized and unrealized gain (loss) on investments	(0.48)	0.11

Total income (loss) from investment operations	(0.01)	0.99

Distributions
From net investment income	(0.43)	(0.80)

Total distributions	(0.43)	(0.80)

Net asset value, end of period	$11.75	$12.19

Total return (4)	(0.19)%	8.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,236	$5,756
Ratio of expenses to average net assets (5)(6)	0.91%	0.96%
Ratio of net investment income to average net assets (5)(6)	7.74%	8.80%
Portfolio turnover rate (4)	16%	42%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was April 1, 2010.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
				2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.40	$10.39	$8.98	$16.84	$18.45	$14.45	$12.76

Income from investment operations
Net investment income (1)(3)		0.01	0.07	0.11	0.17	0.27	0.06
Net realized and unrealized gain (loss) on investments	0.07	2.08	1.41	(7.46)	(0.11)	4.22	2.32

Total income (loss) from investment operations	0.07	2.09	1.48	(7.35)	0.06	4.49	2.38

Distributions
From net investment income		(0.08)	(0.07)		(0.26)
From net realized gain on security transactions				(0.51)	(1.41)	(0.49)	(0.69)

Total distributions		(0.08)	(0.07)	(0.51)	(1.67)	(0.49)	(0.69)

Net asset value, end of year/period	$12.47	$12.40	$10.39	$8.98	$16.84	$18.45	$14.45

Total return (4)	0.56%	20.09%	16.43%	(43.21)%	0.25%	31.48%	18.83%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,737	$3,653	$3,303	$2,918	$6,278	$5,373	$3,926
Ratio of expenses to average net assets (5)(6)	1.74%	1.69%	1.82%	1.77%	1.33%	1.35%	1.42%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.03)%	0.13%	1.02%	1.03%	0.98%	1.66%	0.46%
Portfolio turnover rate (4)	51%	122%	21%	75%	59%	29%	197%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MULTIPLE INDEX FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
				2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.72	$9.86	$8.54	$16.22	$17.89	$14.16	$12.65

Income from investment operations
Net investment income (loss) (1)(3)	(0.06)	(0.09)				0.10	(0.08)
Net realized and unrealized gain (loss) on investments	0.07	1.95	1.33	(7.17)	(0.10)	4.12	2.28

Total income (loss) from investment operations	0.01	1.86	1.33	(7.17)	(0.10)	4.22	2.20

Distributions
From net investment income		(0.00)*	(0.01)		(0.16)
From net realized gain on security transactions				(0.51)	(1.41)	(0.49)	(0.69)

Total distributions		(0.00)*	(0.01)	(0.51)	(1.57)	(0.49)	(0.69)

Net asset value, end of year/period	$11.73	$11.72	$9.86	$8.54	$16.22	$17.89	$14.16

Total return (4)	0.09%	18.88%	15.58%	(43.76)%	(0.72)%	30.20%	17.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,656	$17,190	$17,008	$16,417	$33,834	$37,890	$27,790
Ratio of expenses to average net assets (5)(6)	2.74%	2.69%	2.82%	2.77%	2.33%	2.35%	2.42%
Ratio of net investment income (loss) to average net assets (5)(6)	(1.03)%	(0.87)%	0.02%	0.03%	(0.02)%	0.66%	(0.54)%
Portfolio turnover rate (4)	51%	122%	21%	75%	59%	29%	197%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

*	Amount less than $0.005.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Year Ended May 31,
				2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.99	$10.33	$8.48	$16.56	$19.15	$17.06	$16.70

Income from investment operations
Net investment income (loss) (1)(3)	0.01	0.02		0.11	0.17	0.21	(0.05)
Net realized and unrealized gain (loss) on investments	0.05	2.64	1.92	(7.95)	(0.36)	4.34	2.50

Total income (loss) from investment operations	0.06	2.66	1.92	(7.84)	(0.19)	4.55	2.45

Distributions
From net investment income			(0.07)		(0.24)
From net realized gain on security transactions				(0.24)	(2.16)	(2.46)	(2.09)

Total distributions			(0.07)	(0.24)	(2.40)	(2.46)	(2.09)

Net asset value, end of year/period	$13.05	$12.99	$10.33	$8.48	$16.56	$19.15	$17.06

Total return (4)	0.46%	25.75%	22.60%	(47.18)%	(0.50)%	28.80%	14.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,082	$11,962	$7,838	$4,832	$4,060	$4,457	$3,492
Ratio of operating expenses to average net assets (5)(6)	1.65%	1.72%	1.93%	1.93%	1.53%	1.51%	1.57%
Ratio of net investment income (loss) to average net assets (5)(6)	0.08%	0.16%	0.00%	1.11%	1.00%	1.18%	(0.28)%
Portfolio turnover rate (4)	9%	58%	32%	120%	74%	95%	191%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API VALUE FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)	For the Years Ended May 31,
				2009	2008	2007	2006
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$12.19	$9.79	$8.05	$15.89	$18.53	$16.73	$16.56

Income from investment operations
Net investment income (loss) (1)(3)	(0.05)	(0.08)	(0.06)	0.02	0.02	0.05	(0.21)
Net realized and unrealized gain (loss) on investments	0.05	2.48	1.82	(7.62)	(0.36)	4.21	2.47

Total income (loss) from investment operations	0.00	2.40	1.76	(7.60)	(0.34)	4.26	2.26

Distributions
From net investment income			(0.02)		(0.14)
From net realized gain on security transactions				(0.24)	(2.16)	(2.46)	(2.09)

Total distributions			(0.02)	(0.24)	(2.30)	(2.46)	(2.09)

Net asset value, end of year/period	$12.19	$12.19	$9.79	$8.05	$15.89	$18.53	$16.73

Total return (4)	0.00%	24.51%	21.83%	(47.67)%	(1.38)%	27.58%	13.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,051	$15,147	$13,969	$14,763	$36,190	$41,351	$31,550
Ratio of operating expenses to average net assets (5)(6)	2.55%	2.62%	2.83%	2.83%	2.43%	2.41%	2.47%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.82)%	(0.74)%	(0.90)%	0.21%	0.10%	0.28%	(1.18)%
Portfolio turnover rate (4)	9%	58%	32%	120%	74%	95%	191%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Effective 2010, the Fund changed its fiscal year end to January 31.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$27.41	$22.13	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.08)	(0.24)	(0.32)
Net realized and unrealized gain on investments	0.15	5.52	7.45

Total income (loss) from investment operations	0.07	5.28	7.13

Net asset value, end of year/period	$27.48	$27.41	$22.13

Total return (4)	0.26%	23.86%	47.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,775	$9,407	$3,035
Ratio of expenses to average net assets (5)(6)	1.28%	1.45%	2.47%
Ratio of net investment loss to average net assets (5)(6)	(0.57)%	(0.96)%	(1.74)%
Portfolio turnover rate (4)	0%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares
	For the Six Months Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (2)
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$27.16	$22.03	$15.00

Income from investment operations
Net investment income (loss) (1)(3)	(0.15)	(0.36)	(0.42)
Net realized and unrealized gain on investments	0.15	5.49	7.45

Total income (loss) from investment operations	0.00	5.13	7.03

Net asset value, end of year/period	$27.16	$27.16	$22.03

Total return (4)	0.00%	23.29%	46.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,500	$18,708	$13,574
Ratio of expenses to average net assets (5)(6)	1.78%	1.95%	2.97%
Ratio of net investment loss to average net assets (5)(6)	(1.07)%	(1.46)%	(2.24)%
Portfolio turnover rate (4)	0%	7%	2%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

API TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2011

(Information as of and for the six months ended July 31, 2011 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, Value Fund, and Master Allocation Fund (collectively the “Funds”). Each Fund, except the Master Allocation Fund, offers Class C and Class A shares. In addition, the Income Fund offers Institutional Class shares, and Class D shares of the Capital Income Fund are available only to investors who were invested in the fund on July 1, 2004 and continue to remain invested in the fund. The Master Allocation Fund offers Class A and Class L shares.

The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Growth Fund’s investment objective is growth of capital. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange traded funds and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Income Fund’s investment objective is current income with limited credit risk. The Income Fund invests primarily in debt securities, including U.S. Government securities and corporate bonds, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Multiple Index Fund’s investment objective is maximum total return from capital growth and income. The Multiple Index Fund invests primarily in Index Securities, common stock of U.S. and foreign issuers, and securities issued by Underlying Funds.

The Value Fund’s investment objective is growth of capital, as well as income. The Value Fund invests primarily in the common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company, Inc., the Funds’ investment advisor (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Advisor currently invests Fund assets in securities issued by other Underlying Funds managed by the Advisor, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than exchange traded funds (“ETFs”)) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the previous day’s closing price. ETFs are valued at the last sales price on the ETFs primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and asked prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

•

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2011, in valuing the Funds’ assets carried at fair value.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Capital Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$220,340	$—	$—	$220,340
Common Stocks	23,190,659	—	—	23,190,659
Exchange Traded Funds	2,581,535	—	—	2,581,535
Real Estate Investment Trusts	908,581	—	—	908,581

Total	$26,901,115	$—	$—	$26,901,115

Growth Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$38,062,255	$—	$—	$38,062,255
Exchange Traded Funds	3,122,279	—	—	3,122,279
Real Estate Investment Trusts	324,780	—	—	324,780

Total	$41,509,314	$—	$—	$41,509,314

Income Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$58,024,502	$—	$—	$58,024,502
Common Stocks	18,117,201	—	—	18,117,201
Corporate Bonds	—	1,586,110	—	1,586,110
Exchange Traded Funds	33,325,117	—	—	33,325,117
Municipal Bonds	—	163,410	—	163,410
Real Estate Investment Trusts	24,406,119	—	—	24,406,119

Total	$133,872,939	$1,749,520	$—	$135,622,459

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Multiple Index Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Closed-end Funds	$382,130	$—	$—	$382,130
Exchange Traded Funds	14,232,371	—	—	14,232,371

Total	$14,614,501	$—	$—	$14,614,501

Value Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Common Stocks	$26,062,759	$—	$—	$26,062,759
Exchange Traded Funds	1,308,670	—	—	1,308,670
Preferred Stocks	169,190	—	—	169,190

Total	$27,540,619	$—	$—	$27,540,619

Master Allocation Fund

Investments in Securities	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Mutual Funds	$33,984,239	$—	$—	$33,984,239

(1)	See schedule of investments for segregation by the size of the company in which the Fund invests.

There were no significant transfers in to or out of Levels 1 and 2 during the current period presented.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase. A contingent deferred sales charge of 1.50% is generally imposed on redemptions of Class D shares made within five years of the date of purchase. Consequently, redemption value may differ from net asset value.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.	Investment Advisory and Accounting Services Agreements

The Advisor, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Capital Income Fund; 1.00% of the first $100 million of the average daily net assets of the Growth Fund and .75% of the average daily net assets exceeding $100 million; .40% of the average daily net assets

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Investment Advisory and Accounting Services Agreements, continued

of the Income Fund; .70% of the average daily net assets of the Multiple Index Fund; .90% of the average daily net assets of the Value Fund; and .30% of the average daily net assets of the Master Allocation Fund.

In addition, the Advisor provides certain accounting and pricing services for the Funds. For the period ended July 31, 2011, the Advisor received $21,187, $19,472, $25,593, $18,379, and $18,781 from the Capital Income Fund, Growth Fund, Income Fund, Multiple Index Fund, and Value Fund, respectively. The Advisor does not currently charge administrative services and accounting services fees for the Master Allocation Fund.

4.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A shares of the Income Fund pay a fee of 0.75% of the Class A shares’ average daily net assets. Of this amount, 0.50% represents distribution fees and 0.25% represents shareholder servicing fees. Class A shares of the Master Allocation Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class C shares of the Capital Income Fund, Growth Fund, Income Fund and Multiple Index Fund pay a fee of 1.00% of each Class C shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of the Value Fund pay a fee of 0.90% of the Class C shares’ average daily net assets. Of this amount, 0.65% represents distribution fees and 0.25% represents shareholder servicing fees. Class D shares of the Capital Income Fund pay a fee of 0.50% of the Class D shares’ average daily net assets. Of this amount, 0.25% represents distribution fees and 0.25% represents shareholder servicing fees. Class L shares of the Master Allocation Fund pay a fee of 1.00% of the Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

5.	Investment Activity

For the period ended July 31, 2011, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Capital Income Fund	$10,576,650	$7,033,545	$—	$—
Growth Fund	5,557,875	5,281,621	—	—
Income Fund	72,050,471	18,116,352	—	—
Multiple Index Fund	10,108,050	16,107,519	—	—
Value Fund	3,290,570	2,517,546	—	—
Master Allocation Fund	6,135,000	—	—	—

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions

Share transactions for the period ended July 31, 2011 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	$4,490,089	$42,875	$(493,443)	$4,039,521	118,620	1,132	(13,047)	106,705
Class C	319,646	55,700	(676,384)	(301,038)	8,739	1,524	(18,394)	(8,131)
Class D	7,615	33,347	(302,094)	(261,132)	202	893	(8,041)	(6,946)
Growth Fund:
Class A	2,381,702	—	(290,702)	2,091,000	234,873	—	(28,503)	206,370
Class C	312,701	—	(2,190,670)	(1,877,969)	33,354	—	(233,739)	(200,385)
Income Fund:
Class A	30,546,155	1,011,516	(5,041,180)	26,516,491	2,534,433	84,444	(419,233)	2,199,644
Class C	30,235,850	1,477,534	(4,059,398)	27,653,986	2,589,371	127,237	(350,572)	2,366,036
Institutional Class	4,291,407	257,825	(658,791)	3,890,441	346,312	20,972	(53,419)	313,865
Multiple Index Fund:
Class A	441,343	—	(371,444)	69,899	34,746	—	(29,504)	5,242
Class C	303,333	—	(1,881,741)	(1,578,408)	25,425	—	(156,588)	(131,163)
Value Fund:
Class A	2,365,912	—	(232,602)	2,133,310	175,762	—	(17,249)	158,513
Class C	256,067	—	(1,397,473)	(1,141,406)	20,346	—	(110,197)	(89,851)
Master Allocation Fund:
Class A	3,245,406	—	(830,828)	2,414,578	114,840	—	(29,494)	85,346
Class L	5,149,586	—	(1,259,404)	3,890,182	184,762	—	(45,083)	139,679

At July 31, 2011, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Class A	$15,512,665	$15,235,437	$60,046,174	$3,736,566	$14,082,337	$11,775,176
Class C	8,180,717	26,791,446	71,386,391	15,656,010	14,050,519	—
Class D	3,770,783	—	—	—	—	—
Institutional Class	—	—	9,236,015	—	—	—
Class L	—	—	—	—	—	22,500,469

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

6.	Fund Share Transactions, continued

Share transactions for the year ended January 31, 2011 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Capital Income Fund:
Class A	4,364,224	28,525	(1,518,168)	2,874,581	128,643	779	(46,460)	82,962
Class C	974,297	32,045	(1,587,508)	(581,166)	29,383	906	(48,428)	(18,139)
Class D	17,797	31,144	(539,149)	(490,208)	537	862	(16,021)	(14,622)

Growth Fund:
Class A	4,179,224	—	(3,857,836)	321,388	494,695	—	(463,825)	30,870
Class C	1,130,194	—	(4,905,096)	(3,774,902)	144,232	—	(617,699)	(473,467)

Income Fund:
Class A	35,876,842	1,279,699	(15,542,645)	21,613,896	3,086,846	109,935	(1,332,676)	1,864,105
Class C	23,033,022	2,440,031	(10,641,434)	14,831,619	2,037,526	216,263	(937,664)	1,316,125
Institutional Class	5,759,245	157,453	(228,896)	5,687,802	477,988	13,099	(18,982)	472,105

Multiple Index Fund:
Class A	2,271,534	21,882	(2,443,304)	(149,888)	205,680	1,746	(230,946)	(23,520)
Class C	1,042,286	1,822	(3,805,570)	(2,761,462)	99,499	154	(358,377)	(258,724)

Value Fund:
Class A	4,245,349	—	(2,312,245)	1,933,104	372,009	—	(209,718)	162,291
Class C	948,697	—	(2,976,054)	(2,027,357)	88,301	—	(273,645)	(185,344)

Master Allocation Fund:
Class A	5,982,173	—	(812,428)	5,169,745	240,931	—	(34,853)	206,078
Class L	4,551,516	—	(2,868,146)	1,683,370	190,002	—	(117,274)	72,728

At January 31, 2011, net assets per class consisted of the following:

	Capital Income Fund	Growth Fund	Income Fund	Multiple Index Fund	Value Fund	Master Allocation Fund
Class A	$11,635,752	$12,975,385	$36,202,461	$3,652,769	$11,962,231	$9,406,670
Class C	8,510,602	28,347,323	46,926,964	17,190,370	15,146,419	—
Class D	4,039,778	—	—	—	—	—
Institutional Class	—	—	5,755,780	—	—	—
Class L	—	—	—	—	—	18,708,099

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Capital Loss Carryovers

At July 31, 2011, the following Funds had capital loss carryovers:

	Capital Loss Carryover	Expiration Year
Capital Income Fund	$1,991,755	2018
Growth Fund	13,015,614	2018
Income Fund	184,277	2014
	94,584	2015
	72,379	2017
	62,313	2018
Multiple Index Fund	5,743,305	2018
Value Fund	136,014	2017
	9,396,185	2018

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Fund.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010), or expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions as U. S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

API TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

9.	Transactions with Affiliates

The Master Allocation Fund invests in other mutual funds which are managed by the Advisor. Transactions with affiliates during the period ended July 31, 2011 were as follows:

Affiliated Fund Name	Balance of Shares Held 1/31/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2011	Value 7/31/2011	Dividend Income	Realized Gain (Loss) on Security Transactions
API Capital Income Fund	250,058	60,503	—	310,561	$11,413,135	$114,679	$—
API Growth Fund	949,491	185,685	—	1,135,176	11,351,763	—	—
API Value Fund	713,839	145,881	—	859,720	11,219,341	—	—

Total	1,913,388	392,069	—	2,305,457	$33,984,239	$114,679	$—

Expense Examples

API Trust Efficient Frontier Funds

As a shareholder in an API Trust Efficient Frontier Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2011 to July 31, 2011.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 7/31/2011	Expenses Paid * During the Period	Annualized Expense Ratio
Capital Income Fund
Class A				1.45%
Actual	$1,000.00	$1,006.80	$7.21
Hypothetical (5% return before expenses)	1,000.00	1,017.60	7.25
Class C				2.45%
Actual	1,000.00	1,002.10	12.16
Hypothetical (5% return before expenses)	1,000.00	1,012.65	12.23
Class D				1.95%
Actual	1,000.00	1,004.60	9.69
Hypothetical (5% return before expenses)	1,000.00	1,015.12	9.74

Growth Fund
Class A				1.64%
Actual	1,000.00	1,015.20	8.19
Hypothetical (5% return before expenses)	1,000.00	1,016.66	8.20
Class C				2.64%
Actual	1,000.00	1,009.90	13.16
Hypothetical (5% return before expenses)	1,000.00	1,011.70	13.17

Income Fund
Class A				1.66%
Actual	1,000.00	993.80	8.20
Hypothetical (5% return before expenses)	1,000.00	1,016.56	8.30
Class C				1.91%
Actual	1,000.00	993.40	9.44
Hypothetical (5% return before expenses)	1,000.00	1,015.32	9.54
Institutional Class				0.91%
Actual	1,000.00	998.10	4.51
Hypothetical (5% return before expenses)	1,000.00	1,020.28	4.56

Multiple Index Fund
Class A				1.74%
Actual	1,000.00	1,005.60	8.65
Hypothetical (5% return before expenses)	1,000.00	1,016.17	8.70
Class C				2.74%
Actual	1,000.00	1,000.90	13.59
Hypothetical (5% return before expenses)	1,000.00	1,011.21	13.66

Value Fund
Class A				1.65%
Actual	1,000.00	1,004.60	8.20
Hypothetical (5% return before expenses)	1,000.00	1,016.61	8.25
Class C				2.55%
Actual	1,000.00	1,000.00	12.65
Hypothetical (5% return before expenses)	1,000.00	1,012.15	12.72

Master Allocation Fund
Class A				1.28%
Actual	1,000.00	1,002.60	6.36
Hypothetical (5% return before expenses)	1,000.00	1,018.45	6.41
Class L				1.78%
Actual	1,000.00	1,000.00	8.83
Hypothetical (5% return before expenses)	1,000.00	1,015.97	8.90

*	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal half-year (181) and divided by 365.

Approval of Investment Advisory Agreements

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, approved an investment advisory agreement (each, an “Advisory Agreement”) with respect to each Fund at a meeting held on March 30, 2011. In approving each Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by the Advisor; (2) the Advisor’s research and investment process, personnel and operations; (3) the Advisor’s financial condition; (4) the level of each Fund’s management fee; (5) the anticipated effect of growth and size on each Fund’s performance and expenses, where applicable; (6) the Advisor’s estimated profitability under the Advisory Agreement; (7) the performance of each Fund as compared to comparable funds and an appropriate benchmark; (8) “fall-out” benefits to the Advisor (i.e., ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Trust); and (9) possible conflicts of interest.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements, including an analysis of how performance and fees for each Fund compare to its comparable funds and appropriate benchmarks, as applicable. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities.

At the meeting, a representative from the Advisor presented additional information to help the Board evaluate the Advisor’s fee and other aspects of the Advisory Agreement. Among other things, the representative presented an overview of the Advisor, including its history, track record, investment approach and processes, and personnel. The Board then discussed the written materials that the Board received before the meeting and the Advisor’s oral presentation, and deliberated on the approval of each Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of each Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

The Board, in examining the nature, extent and quality of the services provided by the Advisor to the Funds, recognized the Advisor’s experience in serving as an investment manager and noted that the Advisor has served in that capacity for the Funds for over 20 years. The Board noted the responsibilities that the Advisor has as investment manager to the Funds, including the provision of investment advice to the Funds, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Funds. The Board also reviewed information regarding the Advisor’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Advisor.

The Board considered the fees payable by the Funds under each Advisory Agreement. In this connection, the Board evaluated the Advisor’s costs and profitability in serving as investment manager to the Funds, including the costs associated with the research and investment process, personnel, systems and equipment necessary to manage the Funds. The Board considered the information provided and concluded that such profits were not excessive. The Board also examined the fees paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. In comparing each Fund’s management fee schedule, the Board considered the differences in the level of services provided and the differences in responsibility of the Advisor to each Fund. The Board concluded that the advisory fees were the result of arm’s length negotiations, appeared reasonable in light of the services rendered, and were within the range of aggregate advisory fees received by the advisors of the respective comparable funds. In addition, the Board considered whether economies of scale were realized during the current contract period, and whether fee levels reflected such economies of scale.

The Board also noted that the Advisor serves as the administrator and accounting services agent for the Funds, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust.

The Board also considered each Fund’s performance compared to benchmark indices and other comparable funds for various trailing periods. The Advisor provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, focusing on each Fund’s investment approach and general economic factors. In evaluating such information, the Board considered whether the Advisor’s management of the Funds adhered to the stated objectives and strategies of Funds as well as expected diversification and volatility targets. Based on this information, the Board concluded that each Fund’s performance was reasonable as compared to its relevant benchmarks and was satisfied with the investment results that Adviser had been able to achieve for each Fund.

Based on these considerations, the Board, including all of the Independent Trustees, concluded that: (1) the Funds were likely to benefit from the nature, extent and quality of the Advisor’s services based on its investment process, experience, personnel and operations; (2) the Advisor has the resources to provide the services and to carry out its responsibilities under the Advisory Agreement; (3) the Advisor’s compensation with respect to each Fund is fair and reasonable; (4) the performance for each Fund was reasonable in light of the investment objective and strategies and expectations regarding diversification and volatility; and (5) the ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Funds were reasonable and fair. Based on the foregoing, the Board, including the Independent Trustees, approved the Advisory Agreement for each Fund for another year.

Other Information

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Funds.

The report is not authorized for distribution to

prospective investors in the Funds unless preceded

or accompanied by an effective Prospectus.

www.apifunds.com

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST

Date: October 6, 2011

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 6, 2011

/s/ David D. Basten
David D. Basten
President

Date: October 6, 2011

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer